Acquisitions Narrative (Details) (USD $)	9 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 28, 2014	May 15, 2014	May 16, 2014	Jun. 26, 2014 power_plant MW	May 21, 2014 power_plant MW	Nov. 04, 2014 power_plant MW	May 22, 2014 power_plant MW	Jul. 23, 2014 power_plant MW	Oct. 30, 2014	Apr. 30, 2014 MW	Jul. 22, 2014
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs Including Amounts for Affiliates	$ 5,363,000
Purchase price for acquisition, net of acquired cash	355,536,000	0
Operating revenues of acquired projects	42,474,000
Net income of acquired projects	14,317,000
Acquisitions costs	2,537,000	0
Minimum | Power purchase agreements
Business Acquisition [Line Items]
Estimated useful lives of intangible assets (in years)	15 years
Maximum | Power purchase agreements
Business Acquisition [Line Items]
Estimated useful lives of intangible assets (in years)	25 years
Nellis | Clark County, Nevada
Business Acquisition [Line Items]
Equity interest acquired (in percent)			100.00%
Solar energy generation system capacity (in megawatts)			14.1
Purchase price for acquisition, net of acquired cash			14,211,000
Nellis | Clark County, Nevada | Subsequent Event | Predecessor
Business Acquisition [Line Items]
Equity interest acquired (in percent)			100.00%
Solar energy generation system capacity (in megawatts)			14.1
CalRenew-1 | Mendota, California
Business Acquisition [Line Items]
Equity interest acquired (in percent)				100.00%
Solar energy generation system capacity (in megawatts)				6.3
Purchase price for acquisition, net of acquired cash				14,334,000
CalRenew-1 | Mendota, California | Subsequent Event | Predecessor
Business Acquisition [Line Items]
Equity interest acquired (in percent)												100.00%
Solar energy generation system capacity (in megawatts)												6.3
Atwell Island | Tulane County, California
Business Acquisition [Line Items]
Equity interest acquired (in percent)					100.00%
Solar energy generation system capacity (in megawatts)					23.5
Purchase price for acquisition, net of acquired cash					67,212,000
Atwell Island | Tulane County, California | Subsequent Event | Predecessor
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)					23.5
MA Operating | Massachusetts
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)						12.2
Business acquired (in number of businesses)						4
Purchase price for acquisition						39,500,000
MA Operating | Massachusetts | Subsequent Event | Predecessor
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)					12.2
Business acquired (in number of businesses)					4
Stonehenge Operating Projects | United Kingdom
Business Acquisition [Line Items]
Equity interest acquired (in percent)							100.00%
Solar energy generation system capacity (in megawatts)							23.6
Purchase price for acquisition, net of acquired cash							26,778,000
Business acquired (in number of businesses)							3
Stonehenge Operating Projects | United Kingdom | Subsequent Event | Predecessor
Business Acquisition [Line Items]
Equity interest acquired (in percent)							100.00%
Solar energy generation system capacity (in megawatts)							23.6
Business acquired (in number of businesses)							3
Fairwinds and Crundale | United Kingdom | Subsequent Event
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)								50
Business acquired (in number of businesses)								2
Value assigned to equity consideration								32,200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt								63,700,000
Summit Solar Projects | United States | Nautilus Solar PV Holdings, Inc.
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)									19.6
Purchase price for acquisition, net of acquired cash									29,097,000
Business acquired (in number of businesses)									23
Summit Solar Projects | United States | Nautilus Solar PV Holdings, Inc. | Subsequent Event | Predecessor
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)									19.6
Business acquired (in number of businesses)									23
Summit Solar Projects | Canada | Affiliate of Nautilus Solar PV Holdings, Inc.
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)										3.8
Purchase price for acquisition, net of acquired cash										20,238,000
Business acquired (in number of businesses)										7
Summit Solar Projects | Canada | Affiliate of Nautilus Solar PV Holdings, Inc. | Subsequent Event | Predecessor
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)									3.8
Business acquired (in number of businesses)									7
Mt. Signal | Riverstone
Business Acquisition [Line Items]
Counterparty ownership prior to acquisition (in percent)													50.00%
Mt. Signal | Net SunEdison Investment
Business Acquisition [Line Items]
Counterparty ownership prior to acquisition (in percent)													50.00%
Mt. Signal | Mt Signal, California
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)										265.9
Value assigned to equity consideration										292,000,000
Mt. Signal | Mt Signal, California | Class B1 common stock
Business Acquisition [Line Items]
Common stock issued in acquisition (in shares)										5,840,000
Value assigned to equity consideration										146,000,000
Mt. Signal | Mt Signal, California | Class B common stock
Business Acquisition [Line Items]
Common stock issued in acquisition (in shares)										5,840,000
Value assigned to equity consideration										146,000,000
Hudson Energy Solar Corp. | Subsequent Event
Business Acquisition [Line Items]
Value assigned to equity consideration								22,900,000
Capital Dynamics | United States | Subsequent Event
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)											77.6
Value assigned to equity consideration											$ 250,000,000